Loss per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss from continuing operations	$ (572)	$ (4,430)	$ (703)
Profit /(loss) from discontinued operations	(15)	(233)	(519)
Net loss	(587)	(4,663)	(1,222)
Less: Allocation to participating securities	0	0	0
Net loss available to stockholders	(587)	(4,663)	(1,222)
Effect of dilution	0	0	0
Diluted net loss available to stockholders	$ (587)	$ (4,663)	$ (1,222)
Basic loss per share:
Weighted average number of common shares outstanding (in shares)	100	100	100
Diluted loss per share:
Effect of dilution (in shares)	0	0	0
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	100	100	100
Basic loss per share from continuing operations (usd per share)	$ (5.7)	$ (44.11)	$ (7)
Diluted loss per share from continuing operations (usd per share)	(5.7)	(44.11)	(7)
Basic loss per share (usd per share)	(5.85)	(46.43)	(12.18)
Diluted loss per share (usd per share)	$ (5.85)	$ (46.43)	$ (12.18)